CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating Expenses:
Mineral property expenses	$ (634)	$ (782)	$ (3,538)	$ (4,584)
General and administrative expenses	(1,836)	(1,805)	(7,357)	(6,614)
Acquisition costs		(755)	(600)	(1,003)
Accretion of asset retirement obligations	(126)	(134)	(993)	(1,039)
Depreciation and amortization	(23)	(34)	(116)	(142)
Total operating expenses	(2,619)	(3,510)	(36,049)	(24,818)
Non-Operating Income/(Expenses):
Loss on sale of marketable securities	(720)	(93)	(484)
Interest income	166	174	735	614
Other income (expense)	(1)	10	10	28
Total other (expense)/income	(555)	91	365	5,530
Net Loss	(3,174)	(3,419)	(35,684)	(19,288)
Other Comprehensive Income (Loss)
Unrealized fair value decrease on marketable securities		(937)	(861)	287
Transfer to realized loss upon sale of available-for-sale securities	90		484
Comprehensive Loss	$ (3,084)	$ (4,356)	$ (36,061)	$ (19,001)
BASIC AND DILUTED LOSS PER SHARE	$ (2.15)	$ (6.11)	$ (0.77)	$ (0.78)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	1,478,233,000	559,357,000	46,384,357	24,736,955